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QUARTERLY REPORT

KINGSBARN TACTICAL BOND ETF

Schedule of InvestmentsFebruary 28, 2023 (unaudited)

		Shares	Fair Value
91.28%	EXCHANGE TRADED FUNDS

14.37%	CORPORATE
	iShares iBoxx$ Investment Grade Corporate Bond ETF	746	$79,016

33.47%	GOVERNMENT
	iShares 7-10 Year Treasury Bond ETF	1,922	184,051

10.17%	MUNICIPALS
	iShares National Muni Bond ETF	530	55,888

9.05%	OBJECTIVE INFLATION PROTECTED
	iShares TIPS ETF	464	49,732

24.22%	OBJECTIVE MORTGAGE-Backed
	iShares MBS ETF	1,432	133,190

91.28%	TOTAL EXCHANGE TRADED FUNDS		$501,877

-81.23%	FUTURES CONTRACTS

	Number of Contracts	Descriptions	Expiration Date	Notional Value	Value at February 28, 2023	Unrealized Appreciation (Depreciation)
	4	10-Year US Treasury Note Futures	Jun-23	$446,141	$(446,625)	$(484)

-81.23%	TOTAL FUTURES CONTRACTS			$446,141	$(446,625)	$(484)

10.05%	TOTAL INVESTMENTS					$55,252
89.95%	Liabilities in excess of other assets					494,578
100.00%	NET ASSETS					$549,830

QUARTERLY REPORT

KINGSBARN TACTICAL BOND ETF

Schedule of Investments - continuedFebruary 28, 2023 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2023:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Exchange Traded Funds	$501,877	$—	$—	$501,877
Future Contracts		(446,625)		(446,625)
Total Investments	$501,877	$(446,625)	$—	$55,252

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended February 28, 2023.

At February 28, 2023 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $187,235 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$—
Gross unrealized depreciation	(91,747)
Net unrealized appreciation	$(91,747)